Consolidated Statement of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenue (Note O)	$ 79,591	$ 79,139		$ 79,919
Cost	42,655	42,196	[1]	41,403	[1]
Gross profit	36,936	36,943	[1]	38,516	[1]
Expense and other (income)
Selling, general and administrative	19,366	19,680	[1]	20,869	[1]
Research, development and engineering (Note P)	5,379	5,590	[1]	5,726	[1]
Intellectual property and custom development income	(1,026)	(1,466)		(1,631)
Other (income) and expense	1,152	1,125	[1]	593	[1]
Interest expense (Notes D&J)	723	615		630
Total expense and other (income)	25,594	25,543	[1]	26,186	[1]
Income from continuing operations before income taxes	11,342	11,400		12,330
Provision for income taxes (Note N)	2,619	5,642		449
Income from continuing operations	8,723	5,758		11,881
Income/(loss) from discontinued operations, net of tax	5	(5)		(9)
Net income	$ 8,728	$ 5,753		$ 11,872
Assuming dilution
Continuing operations (in dollars per share) (Note Q)	$ 9.51	$ 6.14		$ 12.39
Discontinued operations (in dollars per share) (Note Q)	0.01	0.00		(0.01)
Total (in dollars per share) (Note Q)	9.52	6.14		12.38
Basic
Continuing operations (in dollars per share) (Note Q)	9.56	6.17		12.44
Discontinued operations (in dollars per share) (Note Q)	0.01	0.00		(0.01)
Total (in dollars per share) (Note Q)	$ 9.57	$ 6.17		$ 12.43
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	916,315,714	937,385,625		958,714,097
Basic (in shares)	912,048,072	932,828,295		955,422,530
Services
Revenue (Note O)	$ 51,350	$ 50,709		$ 51,268
Cost	34,059	33,811	[1]	33,792	[1]
Sales
Revenue (Note O)	26,641	26,715		26,942
Cost	7,464	7,175	[1]	6,566	[1]
Financing
Revenue (Note O)	1,599	1,715		1,710
Cost	$ 1,132	$ 1,210		$ 1,044

[1]	* Recast to reflect adoption of the FASB guidance on presentation of net periodic pension and nonpension postretirement benefit costs.